T. ROWE PRICE Moderate Allocation Portfolio
March 31, 2022 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.5%
AmeriCredit Automobile Receivables
Trust
Series 2020-3, Class D
1.49%, 9/18/26  20,000 19
AmeriCredit Automobile Receivables
Trust
Series 2021-1, Class D
1.21%, 12/18/26  30,000 28
Amur Equipment Finance Receivables
X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 100,000 96
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 118,800 118
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 1.411%,
7/15/34 (1) 250,000 246
Carlyle U.S.
Series 2019-4A, Class A11R, CLO,
FRN
3M TSFR + 1.32%, 1.553%,
4/15/35 (1) 250,000 249
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  90,000 84
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  20,000 19
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  35,000 33
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 1.521%,
2/12/30 (1) 250,000 249
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.391%,
7/15/36 (1) 250,000 246
DB Master Finance
Series 2021-1A, Class A2I
2.045%, 11/20/51 (1) 49,875 45
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 64,350 60
Ford Credit Auto Owner Trust
Series 2018-1, Class C
3.49%, 7/15/31 (1) 100,000 100
GM Financial Automobile Leasing
Trust
Series 2020-3, Class C
1.11%, 10/21/24  25,000 25
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 53,075 53
Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 100,000 96
Kings Park
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 1.478%,
1/21/35 (1) 250,000 248
Navient Private Education Refi Loan
Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 105,000 102
New Economy Assets Phase 1
Sponsor
Series 2021-1, Class A1
1.91%, 10/20/61 (1) 110,000 103
Santander Drive Auto Receivables
Trust
Series 2021-4, Class D
1.67%, 10/15/27  25,000 24
Santander Drive Auto Receivables
Trust
Series 2022-2, Class C
3.76%, 7/16/29  40,000 40
Santander Retail Auto Lease Trust
Series 2019-B, Class C
2.77%, 8/21/23 (1) 30,000 30
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 100,000 100
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 50,000 48
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 23,851 24
Sierra Timeshare Receivables Funding
Series 2020-2A, Class A
1.33%, 7/20/37 (1) 44,863 43
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 56,463 54
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36 (1) 67,039 67
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 61,541 62
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 100,000 93
Total Asset-Backed Securities (Cost
$2,866) 2,804
BOND MUTUAL FUNDS 16.0%
T. Rowe Price Inflation Protected Bond
Fund - I Class, 7.18% (2)(3) 483 6
T. Rowe Price Institutional Emerging
Markets Bond Fund, 5.26% (2)(3) 999,248 7,224

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price Institutional Floating
Rate Fund - Institutional Class,
3.65% (2)(3) 136,326 1,313
T. Rowe Price Institutional High Yield
Fund - Institutional Class, 5.71% (2)(3) 1,407,822 11,741
T. Rowe Price International Bond Fund
- I Class, 1.82% (2)(3) 947,410 8,044
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I Class,
6.29% (2)(3) 476,320 2,501
Total Bond Mutual Funds (Cost
$33,042) 30,829
COMMON STOCKS 52.0%
COMMUNICATION SERVICES 5.0%
Diversified Telecommunication
Services 0.3%
KT (KRW)  2,715 79
Nippon Telegraph & Telephone (JPY)  15,300 445
524
Entertainment 0.5%
Cinemark Holdings (4) 1,128 20
Netflix (4) 1,059 397
Sea, ADR (4) 2,633 315
Spotify Technology (4) 440 66
Walt Disney (4) 1,142 157
955
Interactive Media & Services 3.7%
Alphabet, Class A (4) 109 303
Alphabet, Class C (4) 1,617 4,516
Bumble, Class A (4) 758 22
Meta Platforms, Class A (4) 6,964 1,549
NAVER (KRW)  425 118
Pinterest, Class A (4) 3,044 75
Snap, Class A (4) 9,182 330
Tencent Holdings (HKD)  4,000 184
Vimeo (4) 850 10
Z Holdings (JPY)  17,000 74
7,181
Media 0.3%
Advantage Solutions (4) 1,001 6
Advantage Solutions, Warrants,
12/31/26 (4) 299 —
Cable One  69 101
Charter Communications, Class A (4) 140 76
CyberAgent (JPY)  11,000 136
Stroeer (EUR)  948 66
WPP (GBP)  13,258 174
559
Wireless Telecommunication
Services 0.2%
SoftBank Group (JPY)  1,600 72
T-Mobile U.S. (4) 565 72
Shares/Par $ Value
(Cost and value in $000s)
‡
Vodafone Group, ADR  9,822 163
307
Total Communication Services 9,526
CONSUMER DISCRETIONARY 6.3%
Auto Components 0.3%
Autoliv, SDR (SEK) (5) 1,154 88
Denso (JPY)  1,700 108
Gentherm (4) 401 29
Magna International  2,856 184
Stanley Electric (JPY)  3,000 57
Sumitomo Rubber Industries (JPY)  3,300 30
496
Automobiles 1.1%
Honda Motor (JPY)  1,900 54
Rivian Automotive, Acquisition Date:
12/23/19 - 3/7/22, Cost $237 (4)(6) 6,858 327
Rivian Automotive, Class A (4) 1,378 69
Suzuki Motor (JPY)  2,700 93
Tesla (4) 1,037 1,118
Toyota Motor (JPY)  20,700 373
2,034
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (4) 605 80
Clear Secure, Class A (4) 2,358 64
Rover Group, Acquisition Date:
8/2/21, Cost $— (4)(6) 823 —
144
Hotels, Restaurants & Leisure 1.1%
BJ's Restaurants (4) 1,099 31
Booking Holdings (4) 178 418
Chipotle Mexican Grill (4) 146 231
Chuy's Holdings (4) 917 25
Compass Group (GBP)  9,356 201
Denny's (4) 1,336 19
Dutch Bros, Class A (4) 336 19
Fiesta Restaurant Group (4) 2,060 15
Marriott Vacations Worldwide  100 16
McDonald's  1,000 247
Papa John's International  947 100
Red Robin Gourmet Burgers (4) 663 11
Red Rock Resorts, Class A  310 15
Ruth's Hospitality Group  976 22
Starbucks  665 61
Sweetgreen, Class A (4) 269 9
Yum! Brands  4,880 578
2,018
Household Durables 0.3%
Cavco Industries (4) 104 25
Panasonic (JPY)  13,800 134
Persimmon (GBP)  4,216 118
Skyline Champion (4) 828 45
Sony Group (JPY)  2,000 206
528

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Internet & Direct Marketing
Retail 2.0%
Alibaba Group Holding, ADR (4) 265 29
Amazon.com (4) 1,046 3,410
ASOS (GBP) (4) 3,260 69
Big Sky Growth Partners (4) 1,141 11
Coupang (4) 977 17
DoorDash, Class A (4) 1,776 208
Farfetch, Class A (4) 1,486 23
JD.com, Class A (HKD) (4) 185 5
RealReal (4) 2,112 15
Rent the Runway, Class A (4) 358 2
THG (GBP) (4) 6,111 7
Xometry, Class A (4) 723 27
Zalando (EUR) (4) 2,064 105
3,928
Multiline Retail 0.3%
Dollar General  2,157 480
Next (GBP)  1,476 116
Ollie's Bargain Outlet Holdings (4) 1,319 57
653
Specialty Retail 0.5%
Burlington Stores (4) 466 85
Carvana (4) 1,686 201
Five Below (4) 138 22
Kingfisher (GBP)  49,522 165
KKR Acquisition Holdings I (4) 1,816 18
Monro  1,002 44
Petco Health & Wellness (4) 699 14
RH (4) 25 8
Ross Stores  2,212 200
TJX  926 56
Warby Parker, Class A (4) 1,669 57
870
Textiles, Apparel & Luxury
Goods 0.6%
Capri Holdings (4) 954 49
Dr. Martens (GBP)  14,459 45
EssilorLuxottica (EUR)  817 149
Kering (EUR)  170 107
Lululemon Athletica (4) 670 245
Moncler (EUR)  2,254 125
NIKE, Class B  1,678 226
Samsonite International (HKD) (4) 26,400 59
Skechers USA, Class A (4) 1,123 46
1,051
Total Consumer Discretionary 11,722
CONSUMER STAPLES 2.8%
Beverages 0.7%
Boston Beer, Class A (4) 235 91
Coca-Cola  8,222 510
Diageo (GBP)  4,371 222
Keurig Dr Pepper  13,517 512
Kirin Holdings (JPY)  4,200 63
1,398
Shares/Par $ Value
(Cost and value in $000s)
‡
Food & Staples Retailing 0.5%
Seven & i Holdings (JPY)  4,600 219
Walmart  5,163 769
Welcia Holdings (JPY)  1,900 47
1,035
Food Products 0.9%
Barry Callebaut (CHF)  50 117
Cal-Maine Foods  655 36
Darling Ingredients (4) 2,030 163
Mondelez International, Class A  5,647 355
Nestle (CHF)  6,164 802
Nomad Foods (4) 1,694 38
Post Holdings (4) 525 36
Post Holdings Partnering (4) 724 7
TreeHouse Foods (4) 560 18
Utz Brands  1,869 28
Wilmar International (SGD)  50,400 175
1,775
Household Products 0.2%
Procter & Gamble  2,340 357
357
Personal Products 0.4%
BellRing Brands (4) 1,809 42
L'Oreal (EUR)  576 230
Pola Orbis Holdings (JPY)  1,300 17
Unilever (GBP)  10,708 486
775
Tobacco 0.1%
Philip Morris International  1,700 160
160
Total Consumer Staples 5,500
ENERGY 1.2%
Energy Equipment & Services 0.3%
Baker Hughes  6,600 240
Cactus, Class A  490 28
Halliburton  359 14
Liberty Oilfield Services, Class A (4) 2,920 43
NexTier Oilfield Solutions (4) 4,576 42
Worley (AUD)  13,497 131
498
Oil, Gas & Consumable Fuels 0.9%
Chevron  1,931 314
ConocoPhillips  2,050 205
Devon Energy  2,878 170
Diamondback Energy  693 95
Equinor (NOK)  9,780 365
Magnolia Oil & Gas, Class A  3,509 83
Shell, ADR  2,410 132
TC Energy  2,100 119
TotalEnergies (EUR) (5) 5,496 278
Venture Global LNG, Series B,
Acquisition Date: 3/8/18, Cost $3 (4)
(6)(7) 1 6

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Venture Global LNG, Series C,
Acquisition Date: 5/25/17 - 3/8/18,
Cost $18 (4)(6)(7) 5 30
1,797
Total Energy 2,295
FINANCIALS 6.9%
Banks 2.4%
Australia & New Zealand Banking
Group (AUD)  6,030 124
Bank of America  24,377 1,005
BankUnited  1,791 79
BNP Paribas (EUR)  2,328 133
Cadence Bank  1,108 32
Close Brothers Group (GBP)  2,528 39
CrossFirst Bankshares (4) 1,208 19
DBS Group Holdings (SGD)  4,275 112
Dime Community Bancshares  1,023 35
DNB Bank (NOK)  12,195 276
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19,
Cost $3 (4)(6)(7) 307 4
Dogwood State Bank, Voting Shares,
Acquisition Date: 5/6/19, Cost $2 (4)
(6)(7) 151 2
Dogwood State Bank, Warrants,
5/6/24, Acquisition Date: 5/6/19,
Cost $— (4)(6)(7) 46 —
East West Bancorp  635 50
Equity Bancshares, Class A  639 21
Erste Group Bank (EUR)  1,756 64
FB Financial  974 43
First Bancshares  762 26
Five Star Bancorp  449 13
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19, Cost $5 (4)
(6)(7) 528 2
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $— (4)(6)(7) 104 —
Heritage Commerce  2,457 28
Home BancShares  1,784 40
ING Groep (EUR)  20,524 214
Intesa Sanpaolo (EUR)  33,406 76
JPMorgan Chase  5,803 791
Live Oak Bancshares  880 45
Lloyds Banking Group (GBP)  204,746 125
Mitsubishi UFJ Financial Group (JPY)  19,300 119
National Bank of Canada (CAD)  3,219 247
Origin Bancorp  808 34
Pacific Premier Bancorp  1,066 38
Pinnacle Financial Partners  551 51
Popular  431 35
Professional Holding, Class A (4) 473 11
Sandy Spring Bancorp  803 36
Signature Bank  211 62
SouthState  683 56
Standard Chartered (GBP)  8,204 54
Sumitomo Mitsui Trust Holdings (JPY)  2,435 79
Shares/Par $ Value
(Cost and value in $000s)
‡
Svenska Handelsbanken, Class A
(SEK) (5) 13,323 123
United Overseas Bank (SGD)  8,600 201
Veritex Holdings  447 17
Webster Financial  661 37
Wells Fargo  176 9
Western Alliance Bancorp  954 79
4,686
Capital Markets 1.4%
Bluescape Opportunities
Acquisition (4) 1,586 16
Bridgepoint Group (GBP) (4) 13,599 62
Cboe Global Markets  502 57
Charles Schwab  9,102 767
CME Group  1,030 245
Goldman Sachs Group  868 287
Julius Baer Group (CHF)  2,610 151
Macquarie Group (AUD)  1,027 155
Morgan Stanley  2,010 176
MSCI  81 41
P10, Class A (4) 1,058 13
S&P Global  498 204
State Street  4,416 385
StepStone Group, Class A  1,172 39
TMX Group (CAD)  210 22
XP, Class A (4) 2,968 89
2,709
Consumer Finance 0.0%
Encore Capital Group (4) 450 28
PRA Group (4) 680 31
PROG Holdings (4) 963 28
87
Diversified Financial Services 0.1%
Challenger (AUD)  11,630 58
Conyers Park III Acquisition (4) 1,070 11
Element Fleet Management (CAD)  14,729 142
Equitable Holdings  176 5
Mitsubishi HC Capital (JPY)  11,100 52
268
Insurance 2.9%
AIA Group (HKD)  6,400 67
American International Group  16,886 1,060
Assurant  497 90
AXA (EUR)  12,226 358
Axis Capital Holdings  1,104 67
Chubb  4,624 989
Definity Financial (CAD)  1,217 31
Direct Line Insurance Group (GBP)  19,418 70
Hanover Insurance Group  365 55
Hartford Financial Services Group  4,972 357
Kemper  80 5
Manulife Financial (CAD)  6,600 141
Marsh & McLennan  378 64
Munich Re (EUR)  1,227 328
PICC Property & Casualty, Class H
(HKD)  104,000 106

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Ping An Insurance Group, Class H
(HKD)  8,500 59
Sampo, Class A (EUR)  4,589 224
Selective Insurance Group  1,026 92
Storebrand (NOK)  17,093 171
Sun Life Financial (CAD)  4,754 265
Tokio Marine Holdings (JPY) (5) 3,600 210
Travelers  2,925 534
Zurich Insurance Group (CHF)  504 249
5,592
Thrifts & Mortgage Finance 0.1%
Blue Foundry Bancorp (4) 660 9
Capitol Federal Financial  1,598 17
Essent Group  944 39
Housing Development Finance (INR)  3,800 118
Kearny Financial  1,322 17
PennyMac Financial Services  1,214 65
265
Total Financials 13,607
HEALTH CARE 9.1%
Biotechnology 0.9%
AbbVie  6,734 1,092
Abcam, ADR (4) 549 10
Agios Pharmaceuticals (4) 419 12
Apellis Pharmaceuticals (4) 923 47
Arcutis Biotherapeutics (4) 133 3
Argenx, ADR (4) 287 90
Ascendis Pharma, ADR (4) 482 57
Avidity Biosciences (4) 567 10
Blueprint Medicines (4) 426 27
Cerevel Therapeutics Holdings (4) 569 20
CRISPR Therapeutics (4) 79 5
Fate Therapeutics (4) 300 12
Flame Biosciences, Acquisition Date:
9/28/20, Cost $2 (4)(6)(7) 372 2
Generation Bio (4) 913 7
Genmab (DKK) (4) 183 66
Global Blood Therapeutics (4) 703 24
Icosavax (4) 515 4
Insmed (4) 1,988 47
Intellia Therapeutics (4) 224 16
Iovance Biotherapeutics (4) 190 3
Karuna Therapeutics (4) 125 16
Kymera Therapeutics (4) 191 8
MeiraGTx Holdings (4) 260 4
Monte Rosa Therapeutics (4) 376 5
Morphic Holding (4) 39 2
Nkarta (4) 420 5
Nurix Therapeutics (4) 180 2
Prothena (4) 839 31
PTC Therapeutics (4) 130 5
Radius Health (4) 671 6
RAPT Therapeutics (4) 452 10
Relay Therapeutics (4) 126 4
Repare Therapeutics (4) 370 5
Replimune Group (4) 210 4
Scholar Rock Holding (4) 707 9
Shares/Par $ Value
(Cost and value in $000s)
‡
Seagen (4) 80 11
Tenaya Therapeutics (4) 111 1
Turning Point Therapeutics (4) 321 9
Ultragenyx Pharmaceutical (4) 650 47
Xencor (4) 652 17
Zentalis Pharmaceuticals (4) 226 10
1,765
Health Care Equipment &
Supplies 1.6%
Abbott Laboratories  1,300 154
Alcon (CHF)  864 69
Align Technology (4) 140 61
AtriCure (4) 513 34
Becton Dickinson & Company  3,478 925
CVRx (4) 253 2
Elekta, Class B (SEK) (5) 8,158 64
ICU Medical (4) 242 54
Inari Medical (4) 490 44
Intuitive Surgical (4) 1,594 481
Koninklijke Philips (EUR)  5,479 167
Medtronic  2,253 250
Nevro (4) 255 18
NuVasive (4) 340 19
Outset Medical (4) 660 30
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $15 (4)(6)(7) 3,864 3
Penumbra (4) 114 25
PROCEPT BioRobotics (4) 1,141 40
Quidel (4) 478 54
Siemens Healthineers (EUR)  3,021 187
STERIS  583 141
Stryker  907 243
Teleflex  254 90
3,155
Health Care Providers &
Services 2.2%
Accolade (4) 330 6
Alignment Healthcare (4) 1,556 17
Amedisys (4) 155 27
Anthem  1,542 757
Centene (4) 5,881 495
Cigna  763 183
dentalcorp Holdings (CAD) (4)(5) 1,198 15
Fresenius (EUR)  3,851 141
Hanger (4) 1,667 31
HCA Healthcare  2,894 725
Humana  269 117
Laboratory Corp. of America
Holdings (4) 748 197
ModivCare (4) 275 32
Molina Healthcare (4) 410 137
Option Care Health (4) 1,237 35
Pennant Group (4) 564 11
Privia Health Group (4) 717 19
Surgery Partners (4) 572 31
U.S. Physical Therapy  319 32

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
UnitedHealth Group  2,476 1,263
4,271
Health Care Technology 0.1%
Certara (4) 245 5
Definitive Healthcare (4) 224 6
Doximity, Class A (4) 514 27
Sophia Genetics (4) 431 3
Veeva Systems, Class A (4) 360 76
117
Life Sciences Tools & Services 1.3%
Adaptive Biotechnologies (4) 295 4
Bruker  1,094 70
Danaher  3,726 1,093
Evotec (EUR) (4) 2,246 68
Olink Holding, ADR (4) 790 14
PerkinElmer  1,625 284
Quanterix (4) 159 5
Rapid Micro Biosystems, Class A (4) 1,134 8
Seer (4) 418 6
Thermo Fisher Scientific  1,511 892
2,444
Pharmaceuticals 3.0%
Arvinas (4) 210 14
Astellas Pharma (JPY)  17,200 269
AstraZeneca (GBP)  1,524 202
AstraZeneca, ADR  20,809 1,381
Bayer (EUR)  3,544 243
Bristol-Myers Squibb  5,126 374
Catalent (4) 827 92
Elanco Animal Health (4) 4,555 119
Eli Lilly  1,407 403
GlaxoSmithKline, ADR  4,140 180
Ipsen (EUR)  736 92
Johnson & Johnson  3,093 548
Novartis (CHF)  4,096 360
Otsuka Holdings (JPY)  3,300 114
Reata Pharmaceuticals, Class A (4) 195 6
Roche Holding (CHF)  1,848 731
Sanofi (EUR)  3,877 396
Zoetis  923 174
5,698
Total Health Care 17,450
INDUSTRIALS & BUSINESS
SERVICES 4.2%
Aerospace & Defense 0.2%
Cadre Holdings  372 9
L3Harris Technologies  1,168 290
Parsons (4) 358 14
Safran (EUR)  1,007 119
432
Air Freight & Logistics 0.2%
United Parcel Service, Class B  1,952 419
419
Shares/Par $ Value
(Cost and value in $000s)
‡
Airlines 0.0%
Sun Country Airlines Holdings (4) 214 6
6
Building Products 0.0%
CSW Industrials  215 25
Gibraltar Industries (4) 768 33
58
Commercial Services &
Supplies 0.2%
Brink's  396 27
Cintas  90 38
MSA Safety  214 28
Rentokil Initial (GBP)  6,204 43
Republic Services  1,378 183
Stericycle (4) 609 36
Tetra Tech  181 30
385
Electrical Equipment 0.4%
ABB (CHF)  6,611 215
AZZ  1,128 54
Hubbell  342 63
Legrand (EUR)  1,159 110
Mitsubishi Electric (JPY)  16,500 189
Prysmian (EUR)  4,435 151
Shoals Technologies Group, Class
A (4) 957 16
Thermon Group Holdings (4) 580 9
807
Industrial Conglomerates 1.2%
DCC (GBP)  1,339 104
General Electric  12,011 1,099
Honeywell International  1,125 219
Melrose Industries (GBP)  72,161 117
Roper Technologies  347 164
Siemens (EUR)  4,843 670
2,373
Machinery 0.5%
Caterpillar  575 128
Deere  40 17
Enerpac Tool Group  1,996 44
ESCO Technologies  620 43
Federal Signal  991 33
Graco  683 48
Helios Technologies  542 44
Ingersoll Rand  1,642 83
John Bean Technologies  544 64
KION Group (EUR)  2,070 136
Knorr-Bremse (EUR)  745 57
Marel (ISK)  1,902 11
Mueller Water Products, Class A  2,605 34
RBC Bearings (4) 130 25
SMC (JPY)  100 56
SPX (4) 845 42
THK (JPY)  2,600 57
Toro  378 32
954

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Marine 0.0%
Matson  155 19
19
Professional Services 0.4%
Booz Allen Hamilton Holding  533 47
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $4 (4)(6)(7) 198 9
Clarivate (4) 3,124 52
Huron Consulting Group (4) 323 15
Jacobs Engineering Group  449 62
Legalzoom.com (4) 852 12
Recruit Holdings (JPY)  3,800 165
TechnoPro Holdings (JPY)  5,000 135
Teleperformance (EUR)  335 128
TransUnion  558 58
Upwork (4) 1,069 25
708
Road & Rail 0.7%
Central Japan Railway (JPY)  800 104
CSX  17,008 637
Knight-Swift Transportation Holdings  666 34
Landstar System  188 28
Norfolk Southern  1,153 329
Saia (4) 200 49
Union Pacific  388 106
1,287
Trading Companies &
Distributors 0.4%
Air Lease  730 33
Ashtead Group (GBP)  2,921 184
Bunzl (GBP)  2,372 92
Mitsubishi (JPY)  3,800 143
Rush Enterprises, Class A  632 32
SiteOne Landscape Supply (4) 472 76
Sumitomo (JPY)  8,000 138
698
Total Industrials & Business Services 8,146
INFORMATION
TECHNOLOGY 11.0%
Communications Equipment 0.2%
Infinera (4) 480 4
LM Ericsson, Class B (SEK) (5) 21,892 200
Motorola Solutions  913 221
425
Electronic Equipment, Instruments
& Components 0.5%
Corning  1,000 37
CTS  1,228 43
Hamamatsu Photonics (JPY)  2,200 117
Largan Precision (TWD)  1,000 65
Littelfuse  194 48
Murata Manufacturing (JPY)  2,500 165
National Instruments  612 25
Novanta (4) 631 90
Omron (JPY)  1,200 80
Shares/Par $ Value
(Cost and value in $000s)
‡
PAR Technology (4) 986 40
TE Connectivity  409 53
Teledyne Technologies (4) 228 108
871
IT Services 2.0%
Accenture, Class A  513 173
Adyen (EUR) (4) 55 109
Affirm Holdings (4) 1,004 46
Amadeus IT Group, Class A (EUR) (4) 1,333 87
ANT International, Class C, Acquisition
Date: 6/7/18, Cost $61 (4)(6)(7) 16,076 46
Block, Class A (4) 1,221 166
Cognizant Technology Solutions,
Class A  2,570 230
Euronet Worldwide (4) 350 46
Fiserv (4) 2,367 240
Kratos Defense & Security
Solutions (4) 1,098 23
Mastercard, Class A  1,772 633
MongoDB (4) 465 206
NTT Data (JPY)  14,500 285
Payoneer Global (4) 3,610 16
PayPal Holdings (4) 1,669 193
Repay Holdings (4) 816 12
ServiceTitan, Acquisition Date:
11/9/18 - 5/4/21, Cost $1 (4)(6)(7) 26 3
Shift4 Payments, Class A (4) 506 31
Shopify, Class A (4) 267 180
Snowflake, Class A (4) 336 77
Themis Solutions, Acquisition Date:
4/14/21, Cost $3 (4)(6)(7) 110 3
Toast, Class A (4) 3,590 78
Twilio, Class A (4) 176 29
Visa, Class A  3,765 835
3,747
Semiconductors & Semiconductor
Equipment 2.7%
Advanced Micro Devices (4) 5,167 565
ASML Holding (EUR)  559 374
ASML Holding  576 385
Broadcom  493 310
Entegris  921 121
KLA  19 7
Lattice Semiconductor (4) 1,976 120
Marvell Technology  1,980 142
Micron Technology  106 8
Monolithic Power Systems  246 120
NVIDIA  3,898 1,064
NXP Semiconductors  1,179 218
QUALCOMM  3,782 578
Renesas Electronics (JPY) (4) 6,300 73
Semtech (4) 261 18
Taiwan Semiconductor Manufacturing
(TWD)  27,219 558
Taiwan Semiconductor Manufacturing,
ADR  999 104
Texas Instruments  1,414 260
Tokyo Electron (JPY)  400 205

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Wolfspeed (4) 300 34
5,264
Software 4.0%
Amplitude, Class A (4) 760 14
Atlassian, Class A (4) 672 197
Bill.com Holdings (4) 841 191
Blackline (4) 75 6
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $34 (4)(6)(7) 20 27
Ceridian HCM Holding (4) 711 49
Clearwater Analytics Holdings, Class
A (4) 476 10
Confluent, Class A (4) 1,100 45
Coupa Software (4) 188 19
Crowdstrike Holdings, Class A (4) 166 38
Datadog, Class A (4) 562 85
Descartes Systems Group (4) 1,237 91
DocuSign (4) 666 71
DoubleVerify Holdings (4) 973 24
Five9 (4) 160 18
ForgeRock, Class A (4) 211 5
Fortinet (4) 623 213
Gusto, Acquisition Date: 10/4/21,
Cost $11 (4)(6)(7) 364 10
HashiCorp, Class A (4) 256 14
Intuit  1,034 497
Manhattan Associates (4) 265 37
Microsoft  13,950 4,301
nCino (4) 789 32
Paycom Software (4) 163 56
Paycor HCM (4) 1,187 35
Plex Systems, EC, Acquisition Date:
9/7/21, Cost $— (4)(6)(7) 51 —
Plex Systems, EC, Acquisition Date:
9/7/21, Cost $— (4)(6)(7) 357 —
Salesforce (4) 640 136
SAP (EUR)  1,761 195
ServiceNow (4) 1,244 693
Socure, Acquisition Date: 12/22/21,
Cost $2 (4)(6)(7) 117 2
SS&C Technologies Holdings  1,074 81
Synopsys (4) 1,279 426
Workiva (4) 392 46
7,664
Technology Hardware, Storage &
Peripherals 1.6%
Apple  15,432 2,695
Samsung Electronics (KRW)  5,488 314
3,009
Total Information Technology 20,980
MATERIALS 1.8%
Chemicals 1.0%
Air Liquide (EUR)  970 170
Akzo Nobel (EUR)  1,704 146
Asahi Kasei (JPY)  12,200 106
BASF (EUR)  2,015 115
Covestro (EUR)  2,050 103
Shares/Par $ Value
(Cost and value in $000s)
‡
Element Solutions  4,348 95
International Flavors & Fragrances  2,581 339
Johnson Matthey (GBP)  4,497 110
Linde  1,442 461
Minerals Technologies  537 35
Nutrien  1,349 140
Quaker Chemical  186 32
Sherwin-Williams  63 16
Tosoh (JPY)  1,000 15
Umicore (EUR)  2,113 91
1,974
Construction Materials 0.0%
Martin Marietta Materials  232 89
89
Containers & Packaging 0.1%
Amcor, CDI (AUD)  7,585 86
Packaging Corp. of America  126 20
Ranpak Holdings (4) 421 8
Westrock  1,228 58
172
Metals & Mining 0.6%
Antofagasta (GBP)  7,708 167
BHP Group (AUD)  2,221 86
BHP Group (GBP)  5,908 229
BHP Group, ADR  1,448 112
Constellium (4) 3,142 56
ERO Copper (CAD) (4) 876 13
Franco-Nevada (CAD)  61 10
Haynes International  564 24
IGO (AUD)  31,357 328
Rio Tinto (AUD)  695 62
South32 (AUD)  34,811 132
1,219
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  8,239 161
West Fraser Timber (CAD)  362 30
191
Total Materials 3,645
REAL ESTATE 1.1%
Equity Real Estate Investment
Trusts 0.9%
Alexandria Real Estate Equities, REIT  255 51
American Campus Communities, REIT  1,013 57
Community Healthcare Trust, REIT  467 20
CubeSmart, REIT  1,090 57
DigitalBridge Group, REIT (4) 3,356 24
EastGroup Properties, REIT  589 120
Equinix, REIT  250 185
Equity LifeStyle Properties, REIT  566 43
First Industrial Realty Trust, REIT  511 32
Flagship Communities REIT, REIT  440 9
Great Portland Estates (GBP)  10,992 102
Prologis, REIT  4,301 694
PS Business Parks, REIT  444 74
Rexford Industrial Realty, REIT  966 72

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Scentre Group (AUD)  47,846 109
Terreno Realty, REIT  350 26
1,675
Real Estate Management &
Development 0.2%
Altus Group (CAD)  230 9
FirstService  716 104
Mitsui Fudosan (JPY)  8,900 191
Opendoor Technologies, Class A (4) 5,120 44
Tricon Residential  1,499 24
372
Total Real Estate 2,047
UTILITIES 2.6%
Electric Utilities 1.3%
American Electric Power  3,807 380
IDACORP  529 61
MGE Energy  248 20
NextEra Energy  5,066 429
PG&E (4) 15,587 186
Southern  12,190 884
Xcel Energy  6,469 467
2,427
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  13,500 43
Chesapeake Utilities  436 60
ONE Gas  804 71
Southwest Gas Holdings  1,003 78
252
Independent Power & Renewable
Electricity Producers 0.1%
Electric Power Development (JPY) (5) 4,200 60
NextEra Energy Partners  470 39
99
Multi-Utilities 1.1%
CMS Energy  1,039 73
Dominion Energy  5,220 444
DTE Energy  1,053 139
Engie (EUR)  17,723 233
National Grid (GBP)  12,183 187
NiSource  6,694 213
Sempra Energy  5,355 900
2,189
Water Utilities 0.0%
California Water Service Group  510 30
Middlesex Water  179 19
SJW Group  541 38
87
Total Utilities 5,054
Total Miscellaneous Common
Stocks  0.0% (8) 20
Total Common Stocks (Cost
$58,555) 99,992
Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.1%
Cava Group, Series E, Acquisition
Date: 6/23/20 - 3/26/21, Cost $19 (4)
(6)(7) 754 44
Cava Group, Series F, Acquisition
Date: 3/26/21, Cost $12 (4)(6)(7) 335 20
64
Internet & Direct Marketing
Retail 0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $10 (4)(6)(7) 1,674 10
10
Total Consumer Discretionary 74
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $14 (4)(6)(7) 733 45
Total Consumer Staples 45
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Acquisition Date:
1/28/22, Cost $9 (4)(6)(7) 81 9
Total Financials 9
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C,
Acquisition Date: 8/14/20, Cost $5 (4)
(6)(7) 1,752 14
Caris Life Sciences, Series D,
Acquisition Date: 5/11/21, Cost $7 (4)
(6)(7) 895 7
21
Health Care Equipment &
Supplies 0.0%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $5 (4)(6)(7) 5,305 5
5
Health Care Providers &
Services 0.0%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $10 (4)(6)(7) 4,107 13
13
Life Sciences Tools & Services 0.1%
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $6 (4)(6)(7) 636 6
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $7 (4)(6)(7) 524 32

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series C,
Acquisition Date: 6/9/21, Cost $10 (4)
(6)(7) 237 14
52
Total Health Care 91
INDUSTRIALS & BUSINESS
SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B,
Acquisition Date: 3/24/21, Cost $5 (4)
(6)(7) 126 8
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $11 (4)(6)(7) 1,914 11
19
Air Freight & Logistics 0.0%
FLEXE, Series C, Acquisition Date:
11/18/20, Cost $5 (4)(6)(7) 445 9
9
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $5 (4)(6)(7) 252 5
5
Professional Services 0.0%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $4 (4)(6)(7) 300 15
Checkr, Series D, Acquisition Date:
9/6/19, Cost $12 (4)(6)(7) 400 19
34
Road & Rail 0.0%
Convoy, Series C, Acquisition Date:
9/14/18, Cost $9 (4)(6)(7) 1,241 20
Convoy, Series D, Acquisition Date:
10/30/19, Cost $10 (4)(6)(7) 764 13
33
Total Industrials & Business Services 100
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
ServiceTitan, Series D, Acquisition
Date: 11/9/18, Cost $5 (4)(6)(7) 184 18
ServiceTitan, Series F, Acquisition
Date: 3/25/21, Cost $1 (4)(6)(7) 10 1
Themis Solutions, Series AA,
Acquisition Date: 4/14/21, Cost $1 (4)
(6)(7) 30 1
Themis Solutions, Series AB,
Acquisition Date: 4/14/21, Cost $— (4)
(6)(7) 10 —
Themis Solutions, Series B,
Acquisition Date: 4/14/21, Cost $— (4)
(6)(7) 10 —
Themis Solutions, Series E,
Acquisition Date: 4/14/21, Cost $7 (4)
(6)(7) 320 8
28
Shares/Par $ Value
(Cost and value in $000s)
‡
Software 0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $12 (4)(6)(7) 64 11
Databricks, Series H, Acquisition Date:
8/31/21, Cost $30 (4)(6)(7) 137 23
Gusto, Series E, Acquisition Date:
7/13/21, Cost $16 (4)(6)(7) 504 16
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4 (4)(6)(7) 303 4
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $12 (4)(6)(7) 921 19
Nuro, Series D, Acquisition Date:
10/29/21, Cost $5 (4)(6)(7) 242 5
SecurityScorecard, Series E,
Acquisition Date: 3/5/21, Cost $5 (4)
(6)(7) 344 6
Seismic Software, Series E,
Acquisition Date: 12/13/18,
Cost $7 (4)(6)(7) 1,115 14
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $1 (4)(6)(7) 85 1
Socure, Series A, Acquisition Date:
12/22/21, Cost $2 (4)(6)(7) 142 2
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $2 (4)(6)(7) 117 2
Socure, Series B, Acquisition Date:
12/22/21, Cost $— (4)(6)(7) 2 —
Socure, Series E, Acquisition Date:
10/27/21, Cost $4 (4)(6)(7) 270 4
107
Total Information Technology 135
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C,
Acquisition Date: 5/28/21, Cost $6 (4)
(6)(7) 135 7
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $10 (4)(6)(7) 228 7
14
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition
Date: 1/10/22, Cost $6 (4)(6)(7) 201 6
6
Total Materials 20
UTILITIES 0.0%
Independent Power & Renewable
Electricity Producers 0.0%
AES, 6.875%, 2/15/24  416 41
Total Utilities 41
Total Convertible Preferred Stocks
(Cost $353) 515
CORPORATE BONDS 5.7%
AbbVie, 2.95%, 11/21/26  45,000 45
AbbVie, 3.20%, 11/21/29  45,000 44

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
AbbVie, 4.05%, 11/21/39  25,000 26
AbbVie, 4.70%, 5/14/45  55,000 60
AbbVie, 4.875%, 11/14/48  108,000 122
AerCap Ireland Capital, 4.875%,
1/16/24  175,000 177
Alexandria Real Estate Equities,
3.95%, 1/15/28  65,000 67
Alexandria Real Estate Equities,
4.70%, 7/1/30  15,000 16
Alphabet, 2.05%, 8/15/50  55,000 43
American Campus Communities
Operating Partnership, 2.85%, 2/1/30  78,000 73
American Campus Communities
Operating Partnership, 3.30%,
7/15/26  20,000 20
American Campus Communities
Operating Partnership, 3.625%,
11/15/27  45,000 45
Anheuser-Busch InBev Worldwide,
4.50%, 6/1/50  95,000 101
Apple, 2.40%, 8/20/50  10,000 8
APT Pipelines, 4.25%, 7/15/27 (1) 180,000 184
Aptiv, 3.10%, 12/1/51  10,000 8
Arrow Electronics, 4.00%, 4/1/25  50,000 51
Astrazeneca Finance, 1.75%, 5/28/28  35,000 32
AT&T, 2.30%, 6/1/27  40,000 38
AT&T, 2.75%, 6/1/31  30,000 28
AT&T, 4.30%, 2/15/30  27,000 29
Ausgrid Finance, 3.85%, 5/1/23 (1) 30,000 30
Ausgrid Finance, 4.35%, 8/1/28 (1) 40,000 41
Avolon Holdings Funding, 3.95%,
7/1/24 (1) 90,000 90
Avolon Holdings Funding, 4.25%,
4/15/26 (1) 60,000 59
Bank of America, 3.248%, 10/21/27  70,000 70
Bank of America, VR, 1.898%,
7/23/31 (9) 210,000 183
Bank of America, VR, 1.922%,
10/24/31 (9) 60,000 52
Bank of America, VR, 2.496%,
2/13/31 (9) 105,000 96
Bank of America, VR, 2.592%,
4/29/31 (9) 50,000 46
Bank of America, VR, 2.972%,
2/4/33 (9) 45,000 42
Bank of America, VR, 3.419%,
12/20/28 (9) 80,000 79
Bank of America, VR, 4.271%,
7/23/29 (9) 65,000 67
BAT Capital, 3.557%, 8/15/27  150,000 146
BAT International Finance, 1.668%,
3/25/26  15,000 14
Baxter International, 2.272%,
12/1/28 (1) 30,000 28
Becton Dickinson & Company,
1.957%, 2/11/31  50,000 44
Becton Dickinson & Company,
2.823%, 5/20/30  35,000 33
Becton Dickinson & Company, 3.70%,
6/6/27  114,000 116
Shares/Par $ Value
(Cost and value in $000s)
‡
Becton Dickinson & Company,
3.794%, 5/20/50  35,000 34
Becton Dickinson & Company,
4.669%, 6/6/47  35,000 38
Berkshire Hathaway Finance, 2.50%,
1/15/51  20,000 16
BNP Paribas, VR, 2.591%, 1/20/28 (1)
(9) 200,000 188
Boardwalk Pipelines, 3.40%, 2/15/31  33,000 31
Boardwalk Pipelines, 4.45%, 7/15/27  10,000 10
Boardwalk Pipelines, 4.95%, 12/15/24  35,000 36
Boardwalk Pipelines, 5.95%, 6/1/26  10,000 11
Booking Holdings, 4.625%, 4/13/30  20,000 22
Boral Finance, 3.00%, 11/1/22 (1)(5) 5,000 5
Boral Finance, 3.75%, 5/1/28 (1) 80,000 79
Boston Properties, 2.90%, 3/15/30  60,000 57
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 35
Brixmor Operating Partnership, 4.05%,
7/1/30  25,000 25
Brixmor Operating Partnership,
4.125%, 5/15/29  20,000 20
Cameron LNG, 3.302%, 1/15/35 (1) 20,000 19
Canadian Pacific Railway, 3.10%,
12/2/51  30,000 26
Capital One Financial, 3.65%, 5/11/27  50,000 50
Capital One Financial, 3.75%, 3/9/27  90,000 91
Capital One Financial, VR, 2.359%,
7/29/32 (9) 90,000 77
Capital One Financial, VR, 3.273%,
3/1/30 (9) 25,000 24
Cardinal Health, 4.50%, 11/15/44  8,000 8
Cardinal Health, 4.90%, 9/15/45  10,000 10
Charter Communications Operating,
2.25%, 1/15/29  25,000 22
Charter Communications Operating,
2.30%, 2/1/32  15,000 13
Charter Communications Operating,
2.80%, 4/1/31  90,000 81
Charter Communications Operating,
3.75%, 2/15/28  30,000 30
Charter Communications Operating,
4.20%, 3/15/28  45,000 45
Charter Communications Operating,
4.80%, 3/1/50  15,000 14
Charter Communications Operating,
5.125%, 7/1/49  15,000 15
Charter Communications Operating,
5.75%, 4/1/48  5,000 5
Charter Communications Operating,
6.484%, 10/23/45  12,000 14
Cheniere Corpus Christi Holdings,
3.70%, 11/15/29  45,000 45
Cheniere Corpus Christi Holdings,
5.125%, 6/30/27  15,000 16
Cigna, 3.40%, 3/1/27  40,000 40
Citigroup, VR, 3.057%, 1/25/33 (9) 50,000 47
Citigroup, VR, 3.106%, 4/8/26 (9) 40,000 40
Citigroup, Series VAR, VR, 3.07%,
2/24/28 (9) 50,000 48

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
CNO Financial Group, 5.25%, 5/30/25  15,000 16
Comcast, 3.90%, 3/1/38  60,000 61
Crown Castle International, 2.25%,
1/15/31  95,000 84
Crown Castle International, 2.90%,
3/15/27  10,000 10
Crown Castle Towers, 3.663%,
5/15/25 (1) 85,000 85
CVS Health, 4.25%, 4/1/50  45,000 47
CVS Health, 5.05%, 3/25/48  120,000 136
Daimler Finance North America,
2.45%, 3/2/31 (1) 150,000 137
Diamondback Energy, 3.25%, 12/1/26  50,000 50
Ecolab, 4.80%, 3/24/30  5,000 6
Edison International, 4.95%, 4/15/25  5,000 5
Eli Lilly, 2.25%, 5/15/50  12,000 10
Energy Transfer, 2.90%, 5/15/25  60,000 59
Energy Transfer, 4.20%, 4/15/27  55,000 56
Energy Transfer, 4.50%, 4/15/24  10,000 10
Energy Transfer, 5.00%, 5/15/50  30,000 30
Energy Transfer, 5.50%, 6/1/27  10,000 11
Energy Transfer, 5.875%, 1/15/24  40,000 42
Energy Transfer, 6.00%, 6/15/48  35,000 39
Eni, Series X-R, 4.75%, 9/12/28 (1) 205,000 214
Equitable Holdings, 4.35%, 4/20/28  105,000 107
Extra Space Storage, 2.35%, 3/15/32  60,000 52
General Motors Financial, 4.00%,
10/6/26  20,000 20
General Motors Financial, 4.30%,
7/13/25  45,000 46
General Motors Financial, 4.35%,
4/9/25  22,000 22
General Motors Financial, 5.10%,
1/17/24  20,000 21
GLP Capital, 3.35%, 9/1/24  10,000 10
Goldman Sachs Group, 3.50%,
11/16/26  140,000 140
Goldman Sachs Group, VR, 1.542%,
9/10/27 (9) 50,000 46
Goldman Sachs Group, VR, 2.615%,
4/22/32 (9) 185,000 168
Goldman Sachs Group, VR, 3.102%,
2/24/33 (9) 55,000 52
Goldman Sachs Group, VR, 3.615%,
3/15/28 (9) 45,000 45
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 5,000 5
Gray Oak Pipeline, 2.60%,
10/15/25 (1) 15,000 14
Gray Oak Pipeline, 3.45%,
10/15/27 (1) 5,000 5
Hasbro, 3.55%, 11/19/26  25,000 25
HCA, 3.125%, 3/15/27 (1) 20,000 19
HCA, 3.375%, 3/15/29 (1) 5,000 5
Healthcare Realty Trust, 2.05%,
3/15/31  15,000 13
Healthcare Realty Trust, 3.625%,
1/15/28  60,000 60
Highwoods Realty, 3.05%, 2/15/30  65,000 62
Highwoods Realty, 4.125%, 3/15/28  41,000 41
Shares/Par $ Value
(Cost and value in $000s)
‡
Home Depot, 2.375%, 3/15/51  28,000 22
HSBC Holdings, VR, 1.645%,
4/18/26 (9) 205,000 193
Humana, 3.70%, 3/23/29  15,000 15
Humana, 4.875%, 4/1/30  42,000 45
Hyundai Capital America, 1.80%,
10/15/25 (1) 20,000 19
Hyundai Capital America, 2.10%,
9/15/28 (1) 35,000 31
JPMorgan Chase, VR, 1.578%,
4/22/27 (9) 50,000 46
JPMorgan Chase, VR, 1.953%,
2/4/32 (9) 175,000 152
JPMorgan Chase, VR, 2.182%,
6/1/28 (9) 60,000 56
JPMorgan Chase, VR, 2.739%,
10/15/30 (9) 40,000 38
JPMorgan Chase, VR, 2.947%,
2/24/28 (9) 50,000 48
JPMorgan Chase, VR, 2.956%,
5/13/31 (9) 164,000 153
JPMorgan Chase, VR, 3.54%,
5/1/28 (9) 25,000 25
Kilroy Realty, 4.375%, 10/1/25  13,000 13
Kookmin Bank, 4.50%, 2/1/29  200,000 209
Las Vegas Sands, 3.50%, 8/18/26  25,000 24
Lowe's, 3.35%, 4/1/27  5,000 5
Lowe's, 3.75%, 4/1/32  15,000 15
LSEGA Financing, 2.50%, 4/6/31 (1) 200,000 185
Magallanes, 3.755%, 3/15/27 (1) 30,000 30
Magallanes, 4.054%, 3/15/29 (1) 20,000 20
Marsh & McLennan, 2.25%, 11/15/30  15,000 14
Micron Technology, 4.185%, 2/15/27  11,000 11
Micron Technology, 5.327%, 2/6/29  22,000 24
Mileage Plus Holdings, 6.50%,
6/20/27 (1) 35,000 36
Morgan Stanley, 3.625%, 1/20/27  70,000 71
Morgan Stanley, VR, 1.593%,
5/4/27 (9) 20,000 19
Morgan Stanley, VR, 1.928%,
4/28/32 (9) 15,000 13
Morgan Stanley, VR, 2.943%,
1/21/33 (9) 20,000 19
Morgan Stanley, VR, 3.217%,
4/22/42 (9) 15,000 14
Morgan Stanley, VR, 4.431%,
1/23/30 (9) 25,000 26
Netflix, 6.375%, 5/15/29  55,000 62
NextEra Energy Capital Holdings,
2.44%, 1/15/32  45,000 41
NextEra Energy Capital Holdings,
3.00%, 1/15/52  45,000 38
NiSource, 3.60%, 5/1/30  37,000 37
NRG Energy, 4.45%, 6/15/29 (1) 25,000 25
NXP, 2.70%, 5/1/25 (1) 5,000 5
NXP, 3.15%, 5/1/27 (1) 10,000 10
NXP, 5.35%, 3/1/26 (1) 20,000 21
Oracle, 2.30%, 3/25/28  25,000 23
Pacific Gas & Electric, 2.10%, 8/1/27  20,000 18
Pacific Gas & Electric, 2.50%, 2/1/31  40,000 34

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Pacific Gas & Electric, 4.55%, 7/1/30  45,000 45
PerkinElmer, 1.90%, 9/15/28  35,000 32
PerkinElmer, 2.25%, 9/15/31  15,000 13
PerkinElmer, 3.30%, 9/15/29  19,000 18
Perrigo Finance Unlimited, 3.90%,
6/15/30  200,000 188
Realty Income, 3.95%, 8/15/27  35,000 36
Reynolds American, 4.45%, 6/12/25  55,000 56
Rogers Communications, 3.20%,
3/15/27 (1) 35,000 34
Rogers Communications, 3.80%,
3/15/32 (1) 25,000 25
Rogers Communications, 4.55%,
3/15/52 (1) 15,000 15
Ross Stores, 1.875%, 4/15/31  45,000 39
Sabine Pass Liquefaction, 4.50%,
5/15/30  10,000 10
Sabine Pass Liquefaction, 5.00%,
3/15/27  115,000 122
Sabine Pass Liquefaction, 5.875%,
6/30/26  40,000 43
Santander Holdings USA, VR, 2.49%,
1/6/28 (9) 30,000 28
SBA Tower Trust, 1.84%, 4/15/27 (1) 50,000 46
SBA Tower Trust, 2.593%,
10/15/31 (1) 40,000 36
Sempra Energy, 3.70%, 4/1/29  15,000 15
SMBC Aviation Capital Finance,
3.55%, 4/15/24 (1) 205,000 204
Standard Chartered, VR, 2.608%,
1/12/28 (1)(9) 200,000 187
T-Mobile USA, 2.05%, 2/15/28  25,000 23
T-Mobile USA, 3.75%, 4/15/27  110,000 111
Targa Resources, 4.95%, 4/15/52  15,000 15
Transcontinental Gas Pipe Line,
3.25%, 5/15/30  10,000 10
Transcontinental Gas Pipe Line,
4.00%, 3/15/28  15,000 15
Transcontinental Gas Pipe Line,
4.60%, 3/15/48  5,000 5
Transurban Finance, 2.45%,
3/16/31 (1) 25,000 22
Transurban Finance, 3.375%,
3/22/27 (1) 15,000 15
Trinity Acquisition, 4.40%, 3/15/26  65,000 67
United Airlines PTT, Series 2019-
2, Class A, Class A, 2.90%, 5/1/28  13,951 13
United Airlines PTT, Series 2019-
2, Class AA, Class AA, 2.70%, 5/1/32  9,356 9
UnitedHealth Group, 2.00%, 5/15/30  105,000 97
Verizon Communications, 1.75%,
1/20/31  70,000 61
Verizon Communications, 2.10%,
3/22/28  30,000 28
Verizon Communications, 2.65%,
11/20/40  77,000 65
Verizon Communications, 2.875%,
11/20/50  85,000 71
Verizon Communications, 4.329%,
9/21/28  40,000 42
Shares/Par $ Value
(Cost and value in $000s)
‡
Verizon Communications, 4.75%,
11/1/41  15,000 17
Visa, 2.00%, 8/15/50  31,000 24
Vistra Operations, 3.55%, 7/15/24 (1) 105,000 104
Vodafone Group, 4.375%, 5/30/28  54,000 57
Vodafone Group, 5.25%, 5/30/48  105,000 118
Volkswagen Group of America
Finance, 3.20%, 9/26/26 (1) 205,000 201
Wells Fargo, 4.30%, 7/22/27  35,000 36
Wells Fargo, VR, 2.393%, 6/2/28 (9) 115,000 108
Wells Fargo, VR, 2.572%, 2/11/31 (9) 225,000 208
Wells Fargo, VR, 2.879%, 10/30/30 (9) 100,000 95
Westlake, 1.625%, 7/17/29 (EUR)  100,000 106
Williams, 5.10%, 9/15/45  45,000 48
Woodside Finance, 3.65%, 3/5/25 (1) 45,000 45
Woodside Finance, 3.70%, 9/15/26 (1) 40,000 40
Woodside Finance, 3.70%, 3/15/28 (1) 71,000 70
Workday, 3.50%, 4/1/27  5,000 5
Workday, 3.70%, 4/1/29  10,000 10
Total Corporate Bonds (Cost
$11,531) 10,984
EQUITY MUTUAL FUNDS 6.2%
T. Rowe Price Institutional Emerging
Markets Equity Fund (2) 212,219 8,145
T. Rowe Price Real Assets Fund - I
Class (2) 238,159 3,751
Total Equity Mutual Funds (Cost
$8,150) 11,896
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.2%
Equate Petrochemical, 4.25%, 11/3/26  200,000 203
Export-Import Bank of India, 3.875%,
2/1/28  200,000 198
Total Foreign Government
Obligations & Municipalities (Cost
$431) 401
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.0%
Angel Oak Mortgage Trust,
Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 16,420 16
Angel Oak Mortgage Trust,
Series 2020-6, Class A3, CMO, ARM,
1.775%, 5/25/65 (1) 25,382 25
BAMLL Commercial Mortgage
Securities Trust, Series 2021-JACX,
Class B, ARM, 1M USD LIBOR +
1.45%, 1.847%, 9/15/38 (1) 25,000 25
Bayview Mortgage Fund IVc Trust,
Series 2017-RT3, Class A, ARM,
3.50%, 1/28/58 (1) 26,661 26

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Bayview MSR Opportunity Master
Fund Trust, Series 2022-2, Class A5,
CMO, ARM, 2.50%, 12/25/51 (1) 97,558 94
Bayview Opportunity Master Fund
IVa Trust, Series 2017-RT1, Class A1,
ARM, 3.00%, 3/28/57 (1) 19,129 19
BBCMS Mortgage Trust, Series 2019-
BWAY, Class D, ARM, 1M USD LIBOR
+ 2.16%, 2.557%, 11/15/34 (1) 25,000 24
BINOM Securitization Trust,
Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 88,052 84
BRAVO Residential Funding Trust,
Series 2021-NQM3, Class A1, CMO,
ARM, 1.699%, 4/25/60 (1) 76,916 75
BX Commercial Mortgage Trust,
Series 2021-21M, Class C, ARM,
1M USD LIBOR + 1.177%, 1.574%,
10/15/36 (1) 25,000 24
BX Trust, Series 2021-ARIA, Class
B, ARM, 1M USD LIBOR + 1.297%,
1.694%, 10/15/36 (1) 40,000 39
BX Trust, Series 2021-ARIA, Class
C, ARM, 1M USD LIBOR + 1.646%,
2.043%, 10/15/36 (1) 40,000 39
BX Trust, Series 2021-LGCY, Class
C, ARM, 1M USD LIBOR + 1.004%,
1.401%, 10/15/23 (1) 30,000 29
BXSC Commercial Mortgage Trust,
Series 2022-WSS, Class B, ARM, 1M
TSFR + 2.092%, 2.342%, 3/15/35 (1) 100,000 99
CIM Trust, Series 2019-INV3, Class
A15, CMO, ARM, 3.50%, 8/25/49 (1) 23,757 24
CIM Trust, Series 2020-INV1, Class A2,
CMO, ARM, 2.50%, 4/25/50 (1) 39,087 38
CIM Trust, Series 2021-INV1, Class
A29, CMO, ARM, 2.50%, 7/1/51 (1) 92,255 84
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS, 4.026%,
5/10/47  35,000 35
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class AS, 3.571%,
2/10/48  15,000 15
Citigroup Commercial Mortgage Trust,
Series 2017-P7, Class AS, 3.915%,
4/14/50  25,000 25
Cold Storage Trust, Series 2020-ICE5,
Class C, ARM, 1M USD LIBOR +
1.65%, 2.047%, 11/15/37 (1) 98,299 97
Commercial Mortgage Trust,
Series 2014-UBS6, Class AM, 4.048%,
12/10/47  110,000 111
Commercial Mortgage Trust,
Series 2015-CR24, Class AM, ARM,
4.028%, 8/10/48  25,000 25
Commercial Mortgage Trust,
Series 2016-CR28, Class AHR,
3.651%, 2/10/49  27,275 27
Shares/Par $ Value
(Cost and value in $000s)
‡
Connecticut Avenue Securities,
Series 2017-C02, Class 2ED3, CMO,
ARM, 1M USD LIBOR + 1.35%,
1.807%, 9/25/29  5,378 5
Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, CMO,
ARM, 1M USD LIBOR + 1.00%,
1.457%, 2/25/30  37,299 37
Connecticut Avenue Securities,
Series 2018-C01, Class 1ED2, CMO,
ARM, 1M USD LIBOR + 0.85%,
1.307%, 7/25/30  43,627 43
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, CMO,
ARM, SOFR30A + 1.00%, 1.099%,
12/25/41 (1) 22,177 22
Connecticut Avenue Securities Trust,
Series 2022-R02, Class 2M1, CMO,
ARM, SOFR30A + 1.20%, 1.299%,
1/25/42 (1) 92,919 92
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1M1, CMO,
ARM, SOFR30A + 2.10%, 2.199%,
3/25/42 (1) 35,000 35
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, CMO, ARM,
2.739%, 11/25/59 (1) 30,432 30
Ellington Financial Mortgage Trust,
Series 2021-2, Class A2, CMO, ARM,
1.085%, 6/25/66 (1) 73,173 68
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57 (1) 9,274 9
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58 (1) 8,508 9
Galton Funding Mortgage Trust,
Series 2019-H1, Class A3, CMO, ARM,
2.964%, 10/25/59 (1) 72,569 73
Goldman Sachs Mortgage Securities
Trust, Series 2015-GC28, Class AS,
3.759%, 2/10/48  45,000 45
Great Wolf Trust, Series 2019-WOLF,
Class A, ARM, 1M USD LIBOR +
1.034%, 1.431%, 12/15/36 (1) 40,000 40
Great Wolf Trust, Series 2019-WOLF,
Class C, ARM, 1M USD LIBOR +
1.633%, 2.03%, 12/15/36 (1) 35,000 34
GS Mortgage Securities Trust,
Series 2013-GC16, Class B, ARM,
5.161%, 11/10/46  120,000 121
GS Mortgage-Backed Securities Trust,
Series 2021-GR1, Class A4, CMO,
ARM, 2.50%, 11/25/51 (1) 91,909 83
Homeward Opportunities Fund I Trust,
Series 2020-2, Class A1, CMO, ARM,
1.657%, 5/25/65 (1) 20,159 20
Hundred Acre Wood Trust,
Series 2021-INV1, Class A27, CMO,
ARM, 2.50%, 7/25/51 (1) 90,508 83

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Independence Plaza Trust,
Series 2018-INDP, Class A, 3.763%,
7/10/35 (1) 105,000 104
JPMorgan Chase Commercial
Mortgage Securities Trust,
Series 2016-JP2, Class AS, 3.056%,
8/15/49  35,000 34
JPMorgan Chase Commercial
Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%,
7/5/33 (1) 20,000 20
JPMorgan Mortgage Trust,
Series 2019-INV2, Class A3, CMO,
ARM, 3.50%, 2/25/50 (1) 7,124 7
JPMorgan Mortgage Trust,
Series 2020-5, Class B2, CMO, ARM,
3.616%, 12/25/50 (1) 24,113 23
JPMorgan Mortgage Trust,
Series 2020-INV1, Class A11, CMO,
ARM, 1M USD LIBOR + 0.83%,
1.017%, 8/25/50 (1) 8,431 9
JPMorgan Mortgage Trust,
Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 11,242 11
JPMorgan Mortgage Trust,
Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 2,340 2
JPMorgan Mortgage Trust,
Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 4,681 5
JPMorgan Mortgage Trust,
Series 2020-LTV1, Class B1A, CMO,
ARM, 3.302%, 6/25/50 (1) 28,967 28
MetLife Securitization Trust,
Series 2018-1A, Class A, CMO, ARM,
3.75%, 3/25/57 (1) 48,218 48
MFA Trust, Series 2021-NQM2, Class
A1, CMO, ARM, 1.029%, 11/25/64 (1) 69,271 65
Morgan Stanley Bank of America
Merrill Lynch Trust, Series 2014-C18,
Class 300A, 3.749%, 8/15/31  25,000 25
Morgan Stanley Bank of America
Merrill Lynch Trust, Series 2015-C24,
Class AS, ARM, 4.036%, 5/15/48  10,000 10
Morgan Stanley Bank of America
Merrill Lynch Trust, Series 2015-C27,
Class AS, 4.068%, 12/15/47  40,000 40
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class AS, ARM,
4.04%, 5/15/48  10,000 10
New Orleans Hotel Trust, Series 2019-
HNLA, Class B, ARM, 1M USD LIBOR
+ 1.289%, 1.686%, 4/15/32 (1) 100,000 98
New Residential Mortgage Loan Trust,
Series 2021-INV2, Class A4, CMO,
ARM, 2.50%, 9/25/51 (1) 93,906 86
OBX Trust, Series 2020-EXP1, Class
1A8, CMO, ARM, 3.50%, 2/25/60 (1) 34,861 34
OBX Trust, Series 2020-EXP2, Class
A8, CMO, ARM, 3.00%, 5/25/60 (1) 34,789 34
Shares/Par $ Value
(Cost and value in $000s)
‡
OBX Trust, Series 2021-NQM3, Class
A1, CMO, ARM, 1.054%, 7/25/61 (1) 85,107 80
Oceanview Mortgage Trust,
Series 2022-1, Class A19, CMO, ARM,
3.00%, 12/25/51 (1) 97,205 92
Sequoia Mortgage Trust, Series 2013-
4, Class B1, CMO, ARM, 3.451%,
4/25/43  25,813 26
Sequoia Mortgage Trust, Series 2017-
CH2, Class A19, CMO, ARM, 4.00%,
12/25/47 (1) 8,737 9
SG Residential Mortgage Trust,
Series 2019-3, Class A1, CMO, ARM,
2.703%, 9/25/59 (1) 5,627 6
SMRT, Series 2022-MINI, Class C,
ARM, 1M TSFR + 1.55%, 1.852%,
1/15/39 (1) 100,000 98
Starwood Mortgage Residential Trust,
Series 2019-INV1, Class A1, CMO,
ARM, 2.61%, 9/27/49 (1) 8,342 8
Structured Agency Credit Risk Debt
Notes, Series 2018-HQA1, Class
M2AS, CMO, ARM, 1M USD LIBOR +
1.10%, 1.557%, 9/25/30  30,809 31
Structured Agency Credit Risk Debt
Notes, Series 2018-HRP2, Class M2,
CMO, ARM, 1M USD LIBOR + 1.25%,
1.707%, 2/25/47 (1) 22,051 22
Structured Agency Credit Risk Debt
Notes, Series 2020-DNA2, Class M2,
CMO, ARM, 1M USD LIBOR + 1.85%,
2.307%, 2/25/50 (1) 43,632 43
Structured Agency Credit Risk Debt
Notes, Series 2020-DNA5, Class
M2, CMO, ARM, SOFR30A + 2.80%,
2.899%, 10/25/50 (1) 29,035 29
Structured Agency Credit Risk Debt
Notes, Series 2021-DNA2, Class
M2, CMO, ARM, SOFR30A + 2.30%,
2.399%, 8/25/33 (1) 25,000 25
Structured Agency Credit Risk Debt
Notes, Series 2021-HQA3, Class
M1, CMO, ARM, SOFR30A + 0.85%,
0.949%, 9/25/41 (1) 40,000 39
Structured Agency Credit Risk Debt
Notes, Series 2021-HQA4, Class
M1, CMO, ARM, SOFR30A + 0.95%,
1.049%, 12/25/41 (1) 55,000 54
Structured Agency Credit Risk Debt
Notes, Series 2022-DNA1, Class
M1B, CMO, ARM, SOFR30A + 1.85%,
1.949%, 1/25/42 (1) 45,000 42
Structured Agency Credit Risk Debt
Notes, Series 2022-HQA1, Class
M1A, CMO, ARM, SOFR30A + 2.10%,
2.15%, 3/25/42 (1) 65,000 65
Towd Point Mortgage Trust,
Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 12,642 13

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Towd Point Mortgage Trust,
Series 2017-1, Class M1, CMO, ARM,
3.75%, 10/25/56 (1) 100,000 99
Towd Point Mortgage Trust,
Series 2018-3, Class A1, CMO, ARM,
3.75%, 5/25/58 (1) 43,253 43
Verus Securitization Trust,
Series 2019-3, Class A3, CMO, STEP,
3.04%, 7/25/59 (1) 44,101 44
Vista Point Securitization Trust,
Series 2020-2, Class A1, CMO, ARM,
1.475%, 4/25/65 (1) 40,790 40
Wells Fargo Commercial Mortgage
Trust, Series 2017-C39, Class B,
4.025%, 9/15/50  125,000 124
Wells Fargo Commercial Mortgage
Trust, Series 2019-JWDR, Class A,
ARM, 2.501%, 9/15/31 (1) 100,000 94
Total Non-U.S. Government
Mortgage-Backed Securities (Cost
$3,887) 3,767
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 4.6%
U.S. Government Agency
Obligations 3.5%
Federal Home Loan Mortgage
2.50%, 4/1/30  17,895 18
3.00%, 12/1/42 - 2/1/47  123,365 123
3.50%, 8/1/42 - 3/1/44  102,568 105
4.00%, 8/1/40 - 8/1/45  50,561 51
4.50%, 6/1/39 - 5/1/42  55,204 59
5.00%, 1/1/24 - 8/1/40  18,799 20
6.00%, 8/1/22 - 8/1/38  5,110 6
6.50%, 3/1/32  224 —
7.00%, 6/1/32  590 —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.830%, 2.204%,
2/1/37  2,126 2
12M USD LIBOR + 1.842%, 2.091%,
1/1/37  1,422 1
Federal Home Loan Mortgage, UMBS
2.00%, 3/1/42 - 12/1/51  167,068 155
2.50%, 3/1/42 - 1/1/52  243,678 234
3.00%, 12/1/46 - 12/1/50  26,755 27
3.50%, 11/1/47 - 11/1/50  61,010 62
4.00%, 12/1/49 - 2/1/50  68,189 70
4.50%, 5/1/50  11,309 12
Federal National Mortgage Assn.
3.00%, 8/1/43 - 2/1/44  13,394 13
3.50%, 6/1/42 - 1/1/44  105,199 107
4.00%, 11/1/40  30,057 31
Federal National Mortgage Assn.,
ARM, 12M USD LIBOR + 1.881%,
2.131%, 8/1/36  1,664 2
Federal National Mortgage Assn.,
CMO, IO, 6.50%, 2/25/32  479 —
Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn.,
UMBS
2.00%, 4/1/42 - 12/1/51  255,403 239
2.50%, 1/1/32 - 1/1/52  656,791 629
3.00%, 6/1/27 - 10/1/51  899,417 897
3.50%, 11/1/32 - 1/1/52  448,752 454
4.00%, 11/1/40 - 12/1/49  299,725 312
4.50%, 10/1/26 - 5/1/50  144,025 152
5.00%, 3/1/34 - 3/1/49  91,374 99
5.50%, 12/1/34 - 9/1/41  64,737 71
6.00%, 4/1/33 - 1/1/41  43,962 48
6.50%, 7/1/32 - 5/1/40  24,239 27
7.00%, 4/1/32  250 —
UMBS, TBA (10)
1.50%, 4/1/37  130,000 123
2.00%, 4/1/52  1,325,000 1,230
2.50%, 4/1/37 - 4/1/52  935,000 898
3.00%, 4/1/52  130,000 127
3.50%, 4/1/52  65,000 65
4.00%, 4/1/52  105,000 107
4.50%, 4/1/52  115,000 119
6,695
U.S. Government
Obligations 1.1%
Government National Mortgage Assn.
2.00%, 8/20/51  236,251 226
2.50%, 8/20/50 - 12/20/51  434,241 421
3.00%, 7/15/43 - 7/20/51  360,986 358
3.50%, 12/20/42 - 4/20/48  312,812 319
4.00%, 7/20/42 - 1/20/48  110,665 114
4.50%, 10/20/39 - 3/20/47  67,675 72
5.00%, 3/20/34 - 6/20/48  93,143 102
5.50%, 10/20/32 - 3/20/49  69,542 76
6.00%, 4/15/36 - 12/20/38  9,421 10
6.50%, 3/15/26 - 4/15/26  2,203 2
7.00%, 9/20/27  1,442 2
8.00%, 4/15/26  125 —
Government National Mortgage Assn.,
CMO
3.00%, 11/20/47 - 12/20/47  7,256 7
Government National Mortgage Assn.,
CMO, IO, 4.50%, 12/20/39  199 —
Government National Mortgage Assn.,
TBA (10)
2.00%, 4/20/52  105,000 100
3.00%, 4/20/52  55,000 54
3.50%, 4/20/52  196,000 197
4.50%, 4/20/52  30,000 31
2,091
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$9,074) 8,786

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 5.7%
U.S. Treasury Obligations 5.7%
U.S. Treasury Bonds, 1.875%,
11/15/51  390,000 342
U.S. Treasury Bonds, 2.00%, 11/15/41  1,020,000 922
U.S. Treasury Bonds, 2.00%, 8/15/51  435,000 392
U.S. Treasury Bonds, 2.25%, 2/15/52  380,000 364
U.S. Treasury Bonds, 2.375%, 2/15/42  475,000 458
U.S. Treasury Notes, 0.125%, 1/15/24  285,000 274
U.S. Treasury Notes, 0.125%,
2/15/24 (11) 1,050,000 1,008
U.S. Treasury Notes, 0.25%, 3/15/24  875,000 841
U.S. Treasury Notes, 0.25%, 6/15/24  745,000 710
U.S. Treasury Notes, 0.375%, 7/15/24  405,000 386
U.S. Treasury Notes, 0.375%, 9/15/24  440,000 418
U.S. Treasury Notes, 0.625%,
10/15/24  700,000 668
U.S. Treasury Notes, 1.00%, 12/15/24  450,000 432
U.S. Treasury Notes, 1.125%, 1/15/25  705,000 679
U.S. Treasury Notes, 1.25%, 12/31/26  1,150,000 1,087
U.S. Treasury Notes, 1.50%, 1/31/27  635,000 607
U.S. Treasury Notes, 1.75%, 3/15/25  485,000 475
U.S. Treasury Notes, 1.875%, 2/28/27  1,025,000 998
11,061
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $11,647) 11,061
SHORT-TERM INVESTMENTS 7.3%
Money Market Funds 7.3%
T. Rowe Price Treasury Reserve Fund,
0.29% (2)(12) 14,058,276 14,058
Total Short-Term Investments (Cost
$14,058) 14,058
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve
Fund, 0.29% (2)(12) 814,538 815
Total Investments in a Pooled
Account through Securities Lending
Program with JPMorgan Chase Bank 815
Total Securities Lending Collateral
(Cost $815) 815
Total Investments in
Securities 101.9%
(Cost $154,409) $ 195,908
Other Assets Less Liabilities (1.9)% (3,624)
Net Assets 100.0% $ 192,284

T. ROWE PRICE Moderate Allocation Portfolio

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $8,143 and represents
4.2% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is on loan at March 31, 2022.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $950 and represents 0.5% of net assets.
(7) Level 3 in fair value hierarchy.
(8) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $3,051 and represents 1.6% of net assets.
(11) At March 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE Moderate Allocation Portfolio

.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Barclays Bank, A*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/24 (EUR) 10 — — —
Total Bilateral Credit Default Swaps, Protection Sold — —
Total Bilateral Swaps — —
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S38, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/21/27 * 345 20 17 3
Protection Sold (Relevant Credit: Republic of Chile, A1*), Receive 1.00% Quarterly, Pay upon credit default, 6/21/27 200 3 3 —
Protection Sold (Relevant Credit: Republic of Indonesia, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 305 2 1 1
Protection Sold (Relevant Credit: United Mexican States, Baa1*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 515 — (2) 2
Total Centrally Cleared Credit Default Swaps, Protection Sold 6
Total Centrally Cleared Swaps 6
Net payments (receipts) of variation margin to date (8)
Variation margin receivable (payable) on centrally cleared swaps $ (2)
* Credit ratings as of March 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $1.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/22/22 AUD 185 USD 135 $ 4
Bank of America 4/22/22 USD 132 AUD 185 (7)
Bank of America 5/20/22 SEK 1,410 USD 150 —
Bank of America 5/20/22 USD 205 EUR 185 —
Citibank 5/20/22 EUR 375 USD 419 (4)
Citibank 5/20/22 USD 152 SEK 1,410 2
Goldman Sachs 4/22/22 JPY 22,080 USD 193 (11)
Goldman Sachs 4/22/22 USD 192 JPY 22,080 11
State Street 5/20/22 USD 216 EUR 190 6
UBS Investment Bank 5/20/22 USD 110 EUR 96 3
Net unrealized gain (loss) on open forward
currency exchange contracts $ 4

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 6 U.S. Treasury Long Bond contracts 6/22 900 $ (3)
Short, 29 U.S. Treasury Notes five year contracts 6/22 (3,326) 86
Short, 4 U.S. Treasury Notes ten year contracts 6/22 (491) (5)
Long, 16 Ultra U.S. Treasury Bonds contracts 6/22 2,834 (110)
Long, 34 Ultra U.S. Treasury Notes ten year contracts 6/22 4,606 (134)
Short, 28 U.S. Treasury Notes two year contracts 6/22 (5,934) 95
Net payments (receipts) of variation margin to date 94
Variation margin receivable (payable) on open futures contracts $ 23

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I Class, 7.18%  $ — $ — $ —
T. Rowe Price Institutional Emerging Markets Bond Fund, 5.26%  — (769) 81
T. Rowe Price Institutional Emerging Markets Equity Fund  11 (1,018) —
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 3.65%  — (16) 13
T. Rowe Price Institutional High Yield Fund - Institutional Class, 5.71%  — (683) 155
T. Rowe Price International Bond Fund - I Class, 1.82%  — (529) 34
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 6.29%  — (14) —
T. Rowe Price Real Assets Fund - I Class  — 121 —
T. Rowe Price Treasury Reserve Fund, 0.29% — — 4
T. Rowe Price Government Reserve Fund, 0.29% — — —++
Totals $ 11# $ (2,908) $ 287+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Inflation Protected Bond Fund - I Class, 7.18%  $ 6 $ — $ — $ 6
T. Rowe Price Institutional Emerging Markets Bond Fund, 5.26%  7,915 78 — 7,224
T. Rowe Price Institutional Emerging Markets Equity Fund  9,274 — 111 8,145
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 3.65%  1,316 13 — 1,313
T. Rowe Price Institutional High Yield Fund - Institutional Class, 5.71%  12,273 151 — 11,741
T. Rowe Price International Bond Fund - I Class, 1.82%  8,540 33 — 8,044
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 6.29%  2,515 — — 2,501
T. Rowe Price Real Assets Fund - I Class  3,555 75 — 3,751
T. Rowe Price Treasury Reserve Fund, 0.29% 15,775  ¤  ¤ 14,058
T. Rowe Price Government Reserve Fund, 0.29% 391  ¤  ¤ 815
Total $ 57,598^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $287 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $56,065.

T. ROWE PRICE Moderate Allocation Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Moderate Allocation Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Moderate Allocation Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Moderate Allocation Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
E304-054Q1 03/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 37,803 $ — $ 37,803
Bond Mutual Funds 30,829 — — 30,829
Common Stocks 75,339 24,504 149 99,992
Convertible Preferred Stocks — 41 474 515
Equity Mutual Funds 11,896 — — 11,896
Short-Term Investments 14,058 — — 14,058
Securities Lending Collateral 815 — — 815
Total Securities 132,937 62,348 623 195,908
Swaps* — 6 — 6
Forward Currency Exchange Contracts — 26 — 26
Futures Contracts* 181 — — 181
Total $ 133,118 $ 62,380 $ 623 $ 196,121
Liabilities
Forward Currency Exchange Contracts $ — $ 22 $ — $ 22
Futures Contracts* 252 — — 252
Total $ 252 $ 22 $ — $ 274
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.